Convertible Preferred Stock (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock
Convertible preferred stock issuable in series, shares authorized		44,666,035	44,666,035
Convertible preferred stock issuable in series, par value	$ 0.0001	$ 0.0001	$ 0.0001